Debt	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Debt
8.
Debt

The Company's current facilities include the following:

•
$305,000 senior secured revolving credit facility (the “Revolving Credit Facility”).
•
$1,018,000 aggregate principal amount senior secured USD first lien term loan facility (the “Term Loan Facility (USD)”)(comprising the original $628,000 and incremental $390,000 facility entered into on September 28, 2021 as described below);
•
€710,000 aggregate principal amount senior secured EUR first lien term loan facility (the “Term Loan Facility (EUR)”) (comprising the original €435,000 and an incremental €275,000 facility entered into on September 28, 2021 as described below); and
•
$400,000 aggregate principal amount of USD secured notes and €435,000 aggregate principal amount of EUR secured notes (“Secured Notes”).

The Company has made drawdowns and repayments on the Revolving Credit Facility throughout the year. As of December 31, 2024 and 2023, $90,713 and $35,640, respectively, was drawn down on the Revolving Credit Facility.

Line of Credit

The Company’s Line of Credit is $75,000 which is restricted for use in funding settlements in the Merchant Solutions business and is secured against known transactions. During 2024 the Company signed an amendment to extend the maturity of the Line of Credit from June 2025 to July 2027. As of December 31, 2024 and 2023, the Company had outstanding balances of $65,000 and $75,000, respectively.

The key terms of these facilities were as follows:

Facility	Currency	Interest rate (1)	Effective Interest Rate (2)	Facility maturity date	Principal outstanding at December 31, 2024 (Local Currency)	Principal outstanding at December 31, 2024 (USD)
Term Loan Facility (USD) (3)	USD	USD SOFR + 0.11%(4) + 2.75% (0.5% floor)	8.2%	Jun-28	843,874	$843,874
Term Loan Facility (EUR) (5)	EUR	EURIBOR + 3.00% (0% floor)	5.7%	Jun-28	596,281	617,523
Secured Loan Notes (EUR)	EUR	3.00%	3.2%	Jun-29	421,362	436,373
Secured Loan Notes (USD)	USD	4.00%	4.2%	Jun-29	337,206	337,206
Revolving Credit Facility (USD)	USD	BASE + 0.10%(4) + 2.25% (0% floor)	6.8%	Dec-27	70,000	70,000
Revolving Credit Facility (EUR)	EUR	BASE + 2.25% (0% floor)	5.0%	Dec-27	20,000	20,713
Line of Credit	USD	Term SOFR (6) + 2.70%	7.3%	Jul-27	65,000	65,000
Total Principal Outstanding						$2,390,689

(1)
For facilities which utilize the EURIBOR and SOFR rates, a rate floor of 0% and 0.5% applies, respectively.
(2)
The effective interest rate is as of December 31, 2024.
(3)
Represents Term Loan Facility (USD) and USD Incremental Term Loan as defined under the current facilities.
(4)
Represents a credit spread adjustment to reflect the historical difference between LIBOR and SOFR.
(5)
Represent Term Loan Facility (EUR) and EUR Incremental Term Loan as defined under the current facilities.
(6)
The Term Secured Overnight Financing Rate ("Term SOFR") is the forward-looking term rate based on the SOFR. The Term SOFR is administered by the CME Group Benchmark Association Limited.

	As of December 31,
	2024	2023
Principal outstanding	$2,390,689	$2,519,857
Unamortized debt issuance cost	(27,141)	(18,024)
Total	2,363,548	2,501,833
Short-term debt	10,190	10,190
Long-term debt	$2,353,358	$2,491,643

For the years ended December 31, 2024, 2023 and 2022, interest expense, including amortization of deferred debt issuance cost, was $140,805, $151,148, and $126,628.

Maturity requirements on non-current debt as of December 31, 2024 by year are as follows:

Years ending December 31,
2025	$10,190
2026	10,190
2027	165,903
2028	1,430,827
2029	773,579
Total	$2,390,689

During the year ended December 31, 2024, the Company made mandatory principal payments of $10,190 under its Term Loan Facility. In addition, the Company repurchased $8,375 of Secured Notes and $85,599 of Term Loans during the year ended December 31, 2024. This resulted in a gain on repurchase of $1,696 recognized within "Other income, net" within the Consolidated Statements of Comprehensive Income / (Loss) for the year ended December 31, 2024.

During the year ended December 31, 2023, the Company made mandatory principal payments of $10,190 under its Term Loan Facility. In addition, the Company repurchased $24,837 of Secured Notes and $153,345 of Term Loans during the year ended December 31, 2023. This resulted in a gain on repurchase of $10,758 recognized within "Other income, net" within the Consolidated Statements of Comprehensive Income / (Loss) for the year ended December 31, 2023.

Subsequent to December 31, 2024, the Company made voluntary debt prepayments amounting to $20,400 of the Term Loan Facilities.

On April 13, 2023, the Company entered into a debt amendment agreement to replace LIBOR with SOFR, following the Financial Conduct Authority's ("FCA") decision to phase out the use of LIBOR by June 30, 2023. The USD Term Loan Facility and USD Revolving Credit Facility previously bore interest at LIBOR plus margin. This contract modification qualifies for the relief provided in ASU 2021-01. The Company applied the optional expedient in this standard, accounting for the amendment as if the modification was not substantial and thus a continuation of the existing contract, with the change in rate accounted for prospectively.

Compliance with Covenants

The Company’s facilities as described above contain affirmative, restrictive and incurrence-based covenants, including, among others, financial covenants based on the Company’s leverage and Revolving Credit Facility utilization, as defined in the agreement. The financial covenants under the new facilities require the Company to test its Consolidated First Lien Debt Ratio if the principal amount of the Revolving Credit Facility, less any cash and cash equivalents, at the reporting date exceeds 40% of the total Revolving Credit Facility Commitment. If the Revolving Credit Facility utilization is greater than 40% at the reporting date, there is an additional requirement that the Consolidated First Lien Debt Ratio is not permitted to exceed 7.5 to 1.0. The Consolidated First Lien Debt Ratio is the ratio of (a) consolidated senior secured net debt of the Company and restricted subsidiaries as of the last day of such relevant period to (b) Last Twelve Months ("LTM") EBITDA, as defined in the new facilities, of the Company and the restricted subsidiaries for the relevant period.

The Company was in compliance with its financial covenants at December 31, 2024 and 2023.

Letters of Credit

As of December 31, 2024 and 2023, the Company had issued letters of credit of approximately $142,666 and $135,413, respectively, for use in the ordinary course of business.